Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel

Key management personnel remuneration included within employee expenses for the year is shown below:

	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Short-term employee benefits	97,273	-	-
Post-employment benefits	12,000	-	-
Total - Continuing operations	109,273	-	-

Discontinued operations
Short-term employee benefits	188,423	525,685	236,154
Post-employment benefits	31,800	60,454	27,158
Total - Discontinued operations	220,223	586,139	263,312